                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7868

                 Van Kampen Advantage Municipal Income Trust II
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/08

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Advantage Municipal Income Trust II performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2008.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF THE TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/08

ADVANTAGE MUNICIPAL INCOME TRUST II
SYMBOL: VKI
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (8/27/93)             5.38%         5.09%

10-year                               5.33          6.33

5-year                                2.95          2.67

1-year                               -8.09         -6.72

6-month                              -5.24          4.13
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISER. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period. The trust's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the trust's returns would have been lower.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The Index does not include any expenses, fees or sales charges, which would lower performance. The Index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2008

MARKET CONDITIONS

The financial markets experienced significant volatility throughout the six-month reporting period as many large banks and financial firms began writing down mortgage-related losses, and liquidity and credit availability became even more restricted. At the same time, the pace of economic growth began to slow, with gross domestic product (GDP) growth measuring an anemic 0.6 percent for the fourth quarter of 2007. As weaker economic data was released in the first quarter of 2008, fears of recession grew and consumer confidence waned, prompting investors to continue to seek out the relative safety of high-quality Treasury securities over other sectors of the fixed income market.

The municipal bond market faced additional headwinds as various monoline bond insurers experienced credit rating downgrades, which caused spreads to widen, and the auction rate and variable rate markets deteriorated. As a result, the municipal market underperformed Treasuries for the overall period, with municipal bond prices reaching historically attractive levels relative to Treasury bonds in the first quarter of 2008. While yields on short-dated municipal securities declined, yields on intermediate- and long-dated securities rose, leading to the steepest yield curve in the past four years as the spread between one-year and 30-year maturities reached 343 basis points. After a record year for new municipal bond issuance in 2007, the amount of new issues coming to market in the first four months of 2008 declined by roughly nine percent versus the same period one year earlier due in part to a drop in refunding issuance.

The Federal Reserve (the "Fed") took various steps to ease the liquidity crisis and boost the economy during the period. Not only did the Federal Open Market Committee reduce the target federal funds rate from 4.50 percent to 2.00 percent by the end of the period, but in an unprecedented move, the Fed granted primary Treasury dealers (mostly brokerage firms) access to its discount window and loosened its collateral requirements, extending loans of Treasury securities in exchange for lower quality, less liquid securities. Finally, in the biggest headline event, the Fed arranged and supported JPMorgan Chase's purchase of Bear Stearns, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

PERFORMANCE ANALYSIS

The Trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the Trust underperformed its benchmark index, the Lehman Brothers Municipal Bond Index. On a market price basis, the Trust outperformed its benchmark.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2008

----------------------------------------------------------
       BASED       BASED ON       LEHMAN BROTHERS
       ON NAV    MARKET PRICE   MUNICIPAL BOND INDEX

       -5.24%       4.13%              1.47%
----------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

Although the municipal market rebounded in the last two months of the reporting period and outperformed Treasuries, it was an extremely difficult period overall, particularly for higher-yielding, lower-rated bonds as the flight to quality put considerable pressure on prices. The Trust maintained an allocation to non-rated bonds throughout the reporting period whereas the Lehman Brothers Municipal Bond Index contains only investment-grade issues. As such, the Trust's overweight to non-rated, higher-yielding securities was a contributor to its relative underperformance. Holdings in BBB rated bonds, particularly within the health care and tobacco sectors, also tempered returns.

The Trust's yield curve positioning also hindered performance, as it was overweighted on the long end of the municipal yield curve, which underperformed the shorter end of the curve. The negative impact was amplified by holdings in longer-maturity inverse floating-rate securities*, which are highly sensitive to interest rate changes. However, these securities did serve to enhance the Trust's income and diversification during the period. Additionally, the emphasis on the long end of the curve led to a longer duration (a measure of interest-rate sensitivity) for the Trust, which we reduced somewhat through the use of a Treasury futures hedge. However, the Trust still maintained a slightly longer duration than that of the Lehman Brothers Municipal Bond Index, which detracted from performance as rates on the

*An inverse floating-rate security, or "inverse floater", is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

intermediate and long end of the curve rose. At the same time, the Treasury market rally hurt the performance of the hedge.

Conversely, an overweight to pre-refunded bonds was additive to performance. These are high-quality, shorter-maturity issues which benefited as short-term rates declined during the period. The Trust's overweight to higher-yielding municipal auction rate securities (ARS) with low durations was also beneficial to performance.

The Trustees have approved a procedure whereby the trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the trust's shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

RATINGS ALLOCATION AS OF 4/30/08
AAA/Aaa                                                          48.1%
AA/Aa                                                            19.1
A/A                                                               9.8
BBB/Baa                                                          15.9
BB/Ba                                                             0.8
Non-Rated                                                         6.3

TOP FIVE SECTORS AS OF 4/30/08
Hospital                                                         20.7%
Public Transportation                                             6.9
Single-Family                                                     6.9
Airports                                                          6.7
Master Tobacco Settlement                                         6.3

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/08
California                                                       13.7%
Texas                                                             9.0
Illinois                                                          8.7
Florida                                                           7.3
New York                                                          6.2
New Jersey                                                        4.1
South Carolina                                                    3.5
Louisiana                                                         3.4
Ohio                                                              3.3
Missouri                                                          2.4
Colorado                                                          2.4
Puerto Rico                                                       2.4
Maryland                                                          2.2
Indiana                                                           2.1
Massachusetts                                                     2.0
Arizona                                                           2.0
Tennessee                                                         1.8
Pennsylvania                                                      1.8
Virginia                                                          1.7
Georgia                                                           1.7
Alabama                                                           1.6
Michigan                                                          1.6
Washington                                                        1.5
Nevada                                                            1.4
Wisconsin                                                         1.2
Iowa                                                              1.2
North Carolina                                                    1.1
District of Columbia                                              1.1
Oregon                                                            1.0
Hawaii                                                            0.9
Nebraska                                                          0.8
Kansas                                                            0.8
Oklahoma                                                          0.5
Kentucky                                                          0.5
Mississippi                                                       0.5
Minnesota                                                         0.5

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 4/30/08
                                       (continued from previous page)
Utah                                                              0.3
Arkansas                                                          0.3
New Hampshire                                                     0.3
Alaska                                                            0.3
Wyoming                                                           0.2
South Dakota                                                      0.2
West Virginia                                                     0.2
New Mexico                                                        0.1
Connecticut                                                       0.1
Idaho                                                             0.1
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations are based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-341-2929.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED)

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            MUNICIPAL BONDS  216.6%
            ALABAMA  3.5%
$   2,375   Bessemer, AL Governmental Util Svcs Corp
            Wtr Supply Rev Rfdg Ser A (AGL Insd)
            (a).....................................         5.000%  06/01/39  $    2,371,913
    3,000   Birmingham Baptist Med Ctr AL Spl Care
            Fac Fin Auth Rev Baptist Hlth Sys Ser
            A.......................................         5.000   11/15/30       2,611,770
    2,000   Birmingham Baptist Med Ctr AL Spl Care
            Fac Fin Auth Rev Baptist Hlth Sys Ser
            A.......................................         5.875   11/15/24       2,013,760
    1,900   Huntsville-Redstone Vlg, AL Spl Care Fac
            Fin Auth Redstone Vlg Proj..............         5.500   01/01/43       1,586,462
        4   Mobile, AL Indl Dev Brd Solid Waste Disp
            Rev Mobile Energy Svc Co Proj Rfdg......         6.950   01/01/20             345
   10,340   University AL At Birmingham Hosp Rev Ser
            A (MBIA-IBC Insd) (b)...................         5.000   09/01/41      10,331,935
    1,000   Valley, AL Spl Care Fac Fin Auth Rev
            Lanier Mem Hosp Ser A...................         5.600   11/01/16       1,004,490
                                                                               --------------
                                                                                   19,920,675
                                                                               --------------
            ALASKA  0.6%
    4,250   Northern Tob Sec Corp AK Tob Settlement
            Ser A...................................         5.000   06/01/46       3,320,738
                                                                               --------------

            ARIZONA  4.3%
    5,000   Glendale, AZ Indl Dev Auth John C
            Lincoln Hlth Rfdg Ser B.................         5.000   12/01/37       4,443,600
    4,500   Maricopa Cnty, AZ Hosp Rev Sun
            Hlth Corp...............................         5.000   04/01/35       4,023,495
    1,555   Pima Cnty, AZ Indl Dev Auth Indl Rev
            Lease Oblig Irvington Proj Tucson Rfdg
            Ser A (FSA Insd)........................         7.250   07/15/10       1,604,060
    2,500   Pima Cnty, AZ Indl Dev Auth Wtr &
            Wastewtr Rev Global Wtr Resh LLC Proj
            (AMT)...................................         6.550   12/01/37       2,328,675
    1,000   Salt Verde Fin Corp Gas Rev AZ Sr.......         5.250   12/01/20       1,003,980
    2,685   South Campus Group LLC AZ Std Hsg Rev AZ
            St Univ South Campus Proj (MBIA Insd)...         5.625   09/01/35       2,751,185
    9,000   University Med Ctr Corp AZ Hosp Rev.....         5.000   07/01/35       8,043,030
                                                                               --------------
                                                                                   24,198,025
                                                                               --------------
            ARKANSAS  0.6%
    1,930   Arkansas St Cap Apprec College Svg
            (c).....................................          *      06/01/16       1,407,356
    2,000   Arkansas St Dev Fin Auth Rev St Agy Fac
            Donaghey Plaza Proj (FSA Insd)..........         5.000   06/01/34       2,037,720
                                                                               --------------
                                                                                    3,445,076
                                                                               --------------

See Notes to Financial Statements                                              9

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA  29.7%
$     725   Aliso Viejo, CA Cmnty Fac Dist Spl Tax
            No 2005-01 Glenwood at Aliso............         6.000%  09/01/38  $      713,784
    6,000   Anaheim, CA Pub Fin Auth Lease Rev Cap
            Apprec Sub Pub Impt Proj Ser C
            (FSA Insd)..............................          *      09/01/19       3,492,900
    7,195   Anaheim, CA Pub Fin Auth Lease Rev Cap
            Apprec Sub Pub Impt Proj Ser C
            (FSA Insd)..............................          *      09/01/21       3,699,813
    1,300   Anaheim, CA Pub Fin Auth Lease Rev Pub
            Impt Proj Ser C (FSA Insd)..............         6.000   09/01/16       1,489,631
    2,095   Bay Area Govt Assn CA Rev Tax Alloc CA
            Redev Pool Ser A (XLCA Insd)............         5.250   09/01/35       2,088,820
    3,000   California Cnty, CA Tob Sec Agy Tob LA
            Cnty Sec (d)............................   0.000/5.250   06/01/21       2,388,090
    2,050   California Cnty, CA Tob Sec Agy Tob
            Merced Cnty Rfdg Ser A..................         5.125   06/01/38       1,712,324
    1,000   California Cnty, CA Tob Sec Agy Tob
            Merced Cnty Rfdg Ser A..................         5.250   06/01/45         829,160
    6,000   California Hsg Fin Agy Rev Home Mtg Ser
            G (AMT) (b).............................         4.950   08/01/23       5,807,340
    4,000   California Hsg Fin Agy Rev Home Mtg Ser
            G (AMT) (b).............................         5.050   02/01/29       3,871,560
    7,100   California Hsg Fin Agy Rev Home Mtg Ser
            I (AMT) (b).............................         4.800   08/01/36       6,409,774
    1,490   California Hsg Fin Agy Rev Home Mtg Ser
            M (AMT).................................         4.700   08/01/36       1,319,946
    3,400   California Infrastructure & Econ Dev Bk
            Rev San Francisco Ballet Assn
            (FGIC Insd) (e) (f).....................         8.000   07/01/36       3,400,000
    3,000   California Pollutn Ctl Fin Auth Solid
            Waste Disp Rev Waste Mgmt Inc Proj Ser C
            (AMT) (f)...............................         5.125   11/01/23       2,653,020
       95   California St (AMBAC Insd)..............         5.125   10/01/27          95,498
      850   California St Dept Wtr Res Wtr Rev Cent
            Vy Proj Ser AE (a)......................         5.000   12/01/24         900,388
    1,075   California St Dept Wtr Res Wtr Rev Cent
            Vy Proj Ser AE (a)......................         5.000   12/01/25       1,134,211
    1,075   California St Dept Wtr Res Wtr Rev Cent
            Vy Proj Ser AE (a)......................         5.000   12/01/26       1,129,728
      650   California St Dept Wtr Res Wtr Rev Cent
            Vy Proj Ser AE (a)......................         5.000   12/01/27         680,388
    1,075   California St Dept Wtr Res Wtr Rev Cent
            Vy Proj Ser AE (a)......................         5.000   12/01/28       1,120,806
       25   California St (Prerefunded @ 2/01/12)...         5.000   02/01/19          26,902
    5,000   California St Pub Wks Brd Dept Gen Svc
            Cap East End Ser A (AMBAC Insd).........         5.125   12/01/21       5,149,900

 10                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   4,000   California St Pub Wks Brd Lease Rev Dept
            of Corrections St Prisons Rfdg Ser A
            (AMBAC Insd)............................         5.000%  12/01/19  $    4,163,120
    6,000   California St Pub Wks Brd Lease Rev Dept
            of Corrections St Prisons Rfdg Ser A
            (AMBAC Insd)............................         5.250   12/01/13       6,348,540
    3,750   California St Pub Wks Brd Lease Rev Dept
            of Mental Hlth Coalinga Ser A...........         5.000   06/01/24       3,790,988
    4,600   California St Pub Wks Brd Lease Rev Var
            Univ CA Proj Rfdg Ser A.................         5.500   06/01/10       4,794,488
    5,905   California St Pub Wks Brd Lease Rev Var
            Univ CA Proj Rfdg Ser A.................         5.500   06/01/14       6,439,343
    8,920   California St Vet Ser CD (AMT) (b)......         4.600   12/01/32       8,673,614
    6,500   California Statewide Cmnty Dev Auth Rev
            Daughters of Charity Hlth Ser A.........         5.250   07/01/30       6,018,480
    1,000   California Statewide Cmnty Dev Auth Rev
            Daughters of Charity Hlth Ser A.........         5.250   07/01/35         904,940
    1,000   California Statewide Cmnty Dev Auth Rev
            Front Porch Cmnty & Svc Ser A (g).......         5.125   04/01/37         895,580
    2,885   California Statewide Cmnty Dev Auth Rev
            Kaiser Permanente Ser B.................         5.000   03/01/41       2,772,456
    3,800   California Statewide Cmnty Dev Auth Rev
            Museum of Art Proj Ser C
            (FGIC Insd) (e) (f).....................        10.000   12/01/34       3,800,000
      450   Daly City, CA Hsg Dev Fin Agy Mobile
            Home Pk Rev Third Tier Franciscan Rfdg
            Ser C...................................         6.500   12/15/47         404,838
    2,000   Florin, CA Res Consv Dist Cap Impt Elk
            Grove Wtr Svc Ser A (MBIA Insd).........         5.000   09/01/33       1,994,160
   30,000   Foothill/Eastern Corridor Agy CA Toll Rd
            Rev Cap Apprec Rfdg Ser A...............          *      01/15/22      12,742,200
    5,000   Foothill/Eastern Tran Corridor Agy CA
            Toll Rd Rev (MBIA Insd).................          *      01/15/18       2,994,800
    3,850   Golden St Tob Sec Corp CA Tob Settlement
            Rev Asset Bkd Sr Ser A-1 (b)............         5.750   06/01/47       3,455,913
    1,000   Golden St Tob Sec Corp CA Tob Settlement
            Rev Ser A-1.............................         5.125   06/01/47         809,310
    1,000   Hesperia, CA Pub Fin Auth Rev Redev &
            Hsg Proj Ser A (XLCA Insd)..............         5.000   09/01/31         952,310
    3,350   Imperial Irr Dist CA Ctf Part Elec Sys
            Proj (FSA Insd) (h).....................         5.250   11/01/19       3,572,373
    3,950   Los Angeles, CA Dept Wtr & Pwr Ser A
            (FGIC Insd).............................         5.125   07/01/40       4,011,146
      500   Morongo Band of Mission Indians CA
            Enterprise Rev Indians Enterprise Casino
            Ser B (g)...............................         5.500   03/01/18         503,090
    5,500   Port Oakland, CA Ser L (FGIC Insd)
            (AMT)...................................         5.000   11/01/32       5,139,310

See Notes to Financial Statements                                             11

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   2,600   Quechan Indian Tribe Ft Yuma Indian
            Reservation CA & Govt Proj..............         7.000%  12/01/27  $    2,566,538
    9,000   Riverside Cnty, CA Asset Leasing Corp
            Leasehold Rev Riverside Cnty Hosp Proj
            (MBIA Insd).............................          *      06/01/21       4,728,060
   13,880   San Joaquin Hills, CA Trans Corridor Agy
            Toll Rd Rev Cap Apprec Rfdg Ser A (MBIA
            Insd)...................................          *      01/15/28       4,362,345
    4,200   Tobacco Sec Auth Northn CA Tob
            Settlement Rev Ser A-1..................         5.375   06/01/38       3,643,164
    4,300   Tobacco Sec Auth Northn CA Tob
            Settlement Rev Ser A-1..................         5.500   06/01/45       3,715,845
    1,000   Tobacco Sec Auth Southn CA Tob
            Settlement Sr Ser A-1...................         5.000   06/01/37         831,020
   14,000   Tobacco Sec Auth Southn CA Tob
            Settlement Sr Ser A-1...................         5.125   06/01/46      11,346,300
                                                                               --------------
                                                                                  166,488,254
                                                                               --------------
            COLORADO  5.2%
    1,945   Colorado Ed & Cultural Fac Auth Rev
            Charter Sch Pinnacle Impt & Rfdg (XLCA
            Insd)...................................         5.250   06/01/23       1,987,518
    1,200   Colorado Hlth Fac Auth Hlth &
            Residential Care Fac Volunteers of Amer
            Care Ser A..............................         5.300   07/01/37         987,780
    5,425   Colorado Hlth Fac Auth Rev Catholic Hlth
            (FSA Insd) (a)..........................         5.000   09/01/36       5,450,443
    3,000   Colorado Hlth Fac Auth Rev Catholic Hlth
            Ser A (c)...............................         5.500   03/01/32       3,177,000
    3,100   Colorado Hlth Fac Auth Rev Catholic Hlth
            Ser C-3 (FSA Insd) (a)..................         5.100   10/01/41       3,114,477
    4,250   Colorado Hlth Fac Auth Rev Covenant
            Retirement Cmnty Inc....................         5.000   12/01/35       3,545,690
    2,700   Colorado Hlth Fac Auth Rev Hlth Fac
            Evangelical Lutheran....................         5.000   06/01/35       2,468,394
    2,250   Colorado Hlth Fac Auth Rev Hosp
            Portercare Adventist Hlth (Prerefunded @
            11/15/11)...............................         6.500   11/15/31       2,549,205
    1,500   Colorado Hlth Fac Auth Rev Hosp Valley
            View Assn Proj..........................         5.125   05/15/37       1,331,745
       30   Colorado Hsg Fin Auth Single Family Pgm
            Sr Ser A2 (AMT).........................         7.250   05/01/27          31,115
        9   Colorado Hsg Fin Auth Single Family Pgm
            Sr Ser B1 (AMT).........................         7.650   11/01/26           9,174
    1,330   Denver, CO City & Cnty Arpt Rev Ser D
            (AMT)...................................         7.750   11/15/13       1,482,445

 12                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            COLORADO (CONTINUED)
$   1,700   Salida, CO Hosp Dist Rev................         5.250%  10/01/36  $    1,393,133
    1,500   University CO Hosp Auth Rev Ser A.......         5.000   11/15/37       1,352,730
                                                                               --------------
                                                                                   28,880,849
                                                                               --------------
            CONNECTICUT  0.3%
      900   Connecticut St Dev Auth Solid Waste Disp
            Fac Rev Pseg Pwr LLC Proj Ser A (AMT)...         5.750   11/01/37         881,847
      675   Mashantucket Western Pequot Tribe CT
            2006 Sub Spl Rev Bd Ser A (g)...........         5.500   09/01/36         598,745
                                                                               --------------
                                                                                    1,480,592
                                                                               --------------
            DISTRICT OF COLUMBIA  2.4%
      850   District Columbia Wtr & Swr Auth Pub
            Util Rev Sub Lien Rfdg Ser A (AGL
            Insd)...................................         5.000   10/01/29         871,488
    1,725   District Columbia Wtr & Swr Auth Pub
            Util Rev Sub Lien Rfdg Ser A (AGL
            Insd)...................................         5.000   10/01/34       1,758,637
    5,500   District Columbia Wtr & Swr Auth Pub
            Util Rev Sub Lien Ser A (FSA Insd)
            (b).....................................         5.500   10/01/41       5,861,735
    5,000   Metropolitan Washington DC Arpt Auth Sys
            Ser A (FGIC Insd) (AMT).................         5.250   10/01/32       4,892,050
                                                                               --------------
                                                                                   13,383,910
                                                                               --------------
            FLORIDA  15.9%
    1,000   Alachua Cnty, FL Indl Dev Rev North FL
            Retirement Vlg..........................         5.875   11/15/36         896,530
      700   Alachua Cnty, FL Indl Dev Rev North FL
            Retirement Vlg..........................         5.875   11/15/42         621,607
      375   Beacon Lakes, FL Cmnty Dev FL Spl Assmt
            Ser A...................................         6.000   05/01/38         320,591
      250   Beacon Lakes, FL Cmnty Dev FL Spl Assmt
            Sub Ser B...............................         6.200   05/01/38         214,172
    1,450   Brevard Cnty, FL Hlth Fac Auth
            Residential Care Fac Rev Buena Vida
            Estates Inc.............................         6.750   01/01/37       1,427,249
      570   Escambia Cnty, FL Hlth Fac Auth Rev
            (AMBAC Insd)............................         5.950   07/01/20         601,299
    1,765   Florida Hsg Fin Corp Rev Ser 6 (AMT)....         4.550   07/01/26       1,598,260
    3,500   Florida Hsg Fin Corp Rev Ser 6 (AMT)
            (b).....................................         4.625   07/01/31       3,078,423
    2,500   Florida Hsg Fin Corp Rev Ser 6 (AMT)
            (b).....................................         4.700   07/01/37       2,198,874
    1,305   Florida St Tpk Auth Tpk Rev Dept Trans
            Rfdg Ser A (b)..........................         5.000   07/01/26       1,343,863
    1,325   Florida St Tpk Auth Tpk Rev Dept Trans
            Rfdg Ser A (b)..........................         5.000   07/01/27       1,364,459
    1,440   Florida St Tpk Auth Tpk Rev Dept Trans
            Rfdg Ser A (b)..........................         5.000   07/01/28       1,482,884
    2,500   Florida St Tpk Auth Tpk Rev Dept Trans
            Rfdg Ser A (b)..........................         5.000   07/01/32       2,574,450
    4,300   Fort Lauderdale, FL Wtr & Swr Rev.......         5.000   09/01/32       4,405,135

See Notes to Financial Statements                                             13

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   3,000   Halifax Hosp Med Ctr FL Hosp Rev Impt
            Rfdg Ser A..............................         5.250%  06/01/26  $    2,938,140
      960   Highlands, FL Cmnty Dev Dist Spl
            Assmt...................................         5.550   05/01/36         756,509
    1,075   Hillsborough Cnty, FL Aviation Auth Rev
            Ser A (AGL Insd) (AMT) (a)..............         5.375   10/01/33       1,075,376
    2,425   Hillsborough Cnty, FL Aviation Auth Rev
            Ser A (AGL Insd) (AMT) (a)..............         5.500   10/01/38       2,447,868
      800   Hillsborough Cnty, FL Indl Dev Auth
            Pollutn Ctl Rev Hillsborough Cnty Rfdg
            (AMBAC Insd) (f)........................         5.000   12/01/34         811,056
      900   Hillsborough Cnty, FL Indl Dev Auth
            Pollutn Ctl Rev Tampa Elec Ser B (f)....         5.150   09/01/25         913,977
    3,980   Jacksonville, FL Port Auth (MBIA Insd)
            (AMT)...................................         5.700   11/01/30       4,005,751
    2,780   Jacksonville, FL Port Auth (MBIA Insd)
            (Prerefunded @ 11/01/10) (AMT)..........         5.700   11/01/30       2,977,102
   10,000   Jea, FL Elec Sys Rev Ser 3B (CIFG Insd)
            (e) (f).................................         8.000   10/01/37      10,000,000
      750   Main Str Cmnty Dev Dist FL Cap Impt Rev
            Ser A...................................         6.800   05/01/38         693,952
      475   Main Str Cmnty Dev Dist FL Cap Impt Rev
            Ser B...................................         6.900   05/01/17         458,836
   11,500   Miami-Dade Cnty, FL Aviation Rev Miami
            Intl Arpt (FGIC Insd) (AMT).............         5.375   10/01/32      11,501,725
    2,100   Miami-Dade Cnty, FL Hlth Fac Auth Hosp
            Rev Miami Childrens Hosp Proj B3 (MBIA
            Insd) (e) (f)...........................         6.000   08/01/34       2,100,000
    1,500   Miami-Dade Cnty, FL Hlth Fac Auth Hosp
            Rev Miami Childrens Hosp Proj B4 (MBIA
            Insd) (e) (f)...........................         4.970   08/01/42       1,500,000
      695   Midtown Miami, FL Cmnty Dev FL Spl Assmt
            Rev Ser A...............................         6.000   05/01/24         645,426
    3,800   North Broward, FL Hosp Dist Rev Rfdg Ser
            B (CIFG Insd) (e) (f)...................         7.750   01/15/31       3,800,000
    5,000   Ocoee, FL Wtr & Swr Sys Rev Impt & Rfdg
            (AMBAC Insd)............................         5.125   10/01/33       5,083,700
      900   Orange Cnty, FL Hlth Fac Auth Rev First
            Mtg Orlando Lutheran Tower..............         5.500   07/01/32         775,809
      925   Orange Cnty, FL Hlth Fac Auth Rev
            Hlthcare Orlando Lutheran Rfdg..........         5.375   07/01/20         847,060
    1,250   Palm Beach Cnty, FL Hlth Fac Auth Rev
            Waterford Proj..........................         5.875   11/15/37       1,178,325
    2,100   Port Saint Lucie, FL Spl Assmt Rev
            Southwest Annexation Dist Ser 1-B (MBIA
            Insd)...................................         5.000   07/01/33       2,126,061

 14                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   3,500   Putnam Cnty, FL Dev Auth Pollutn Ctl Rev
            Rfdg Seminole Proj (AMBAC Insd) (a)
            (f).....................................         5.350%  03/15/42  $    3,513,965
      495   Reunion East Cmnty Dev Dist FL
            Spl Assmt...............................         5.800   05/01/36         410,236
      500   Seminole Tribe, FL Spl Oblig Rev
            Ser A (g)...............................         5.250   10/01/27         456,500
    1,060   Seven Oaks, FL Cmnty Dev Dist II Spl
            Assmt Rev Ser A.........................         5.875   05/01/35         885,630
      900   Sterling Hill Cmnty Dev Dist FL Cap Impt
            Rev Ser A...............................         6.200   05/01/35         905,139
    1,000   Tolomato Cmnty, FL Dev Dist Spl Assmt...         6.550   05/01/27         982,430
    1,550   Tolomato Cmnty, FL Dev Dist Spl Assmt...         6.650   05/01/40       1,516,861
    1,180   Volusia Cnty, FL Ed Fac Auth Rev Ed Fac
            Embry Riddle Aero Ser A.................         5.750   10/15/29       1,179,245
      575   World Comm Cmnty Dev Dist FL
            Spl Assmt...............................         5.500   05/01/38         460,621
                                                                               --------------
                                                                                   89,075,096
                                                                               --------------
            GEORGIA  3.8%
    4,000   Atlanta, GA Arpt Passenger Fac Charge
            Rev Gen Sub Lien Ser C (FSA Insd) (b)...         5.000   01/01/33       4,063,380
    5,000   Georgia Muni Elec Auth Pwr Rev Ser B
            (FGIC Insd) (c).........................         5.700   01/01/19       5,664,600
    2,000   Georgia St Rd & Twy Auth Rev............         5.000   10/01/19       2,115,980
    1,160   Marietta, GA Dev Auth Rev First Mtg Life
            College Ser B (FSA Insd) (h)............         5.375   09/01/09       1,162,540
    6,740   Municipal Elec Auth GA Comb Turbine Proj
            Ser A (MBIA Insd).......................         5.250   11/01/20       7,105,308
    1,000   Richmond Cnty, GA Dev Auth ASU Jaguar
            Student Hsg LLC Ser A...................         5.250   02/01/35         941,120
                                                                               --------------
                                                                                   21,052,928
                                                                               --------------
            HAWAII  1.9%
   10,430   Hawaii St Dept Budget & Fin Spl Purp Rev
            Hawaiian Elec Co Inc Ser A (MBIA Insd)
            (AMT)...................................         5.650   10/01/27      10,604,390
                                                                               --------------

            IDAHO  0.2%
      995   Idaho Hlth Fac Auth Rev Vly Vista Care
            Corp Rfdg...............................         6.125   11/15/27         934,156
                                                                               --------------

            ILLINOIS  18.8%
    1,450   Bartlett, IL Tax Increment Rev Quarry
            Redev Proj Rfdg.........................         5.600   01/01/23       1,395,857
    1,710   Bolingbrook, IL Cap Apprec Rfdg Ser C
            (MBIA Insd) (h).........................          *      01/01/29         589,420
    1,365   Bolingbrook, IL Cap Apprec Ser B (MBIA
            Insd)...................................          *      01/01/32         363,404

See Notes to Financial Statements                                             15

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            ILLINOIS (CONTINUED)
$   2,385   Bolingbrook, IL Cap Apprec Ser B (MBIA
            Insd) (Prerefunded @ 1/01/09)...........          *      01/01/32  $      674,144
    8,675   Chicago, IL Brd of Ed Rfdg Ser C
            (FSA Insd)..............................         5.000%  12/01/27       9,006,385
    6,000   Chicago, IL Lakefront Millenium Pkg Fac
            (MBIA Insd) (Prerefunded @ 1/01/12).....         5.750   01/01/29       6,695,520
    7,200   Chicago, IL O'Hare Intl Arpt Rev Gen
            Arpt Third Lien Ser A (MBIA Insd) (b)...         5.250   01/01/24       7,351,220
   17,000   Chicago, IL O'Hare Intl Arpt Rev Gen
            Arpt Third Lien Ser A (MBIA Insd) (b)...         5.250   01/01/25      17,357,046
    1,290   Chicago, IL O'Hare Intl Arpt Rev Gen
            Arpt Third Lien Ser A (MBIA Insd) (b)...         5.250   01/01/26       1,317,094
    4,400   Chicago, IL O'Hare Intl Arpt Rev Ser A
            (FSA Insd) (b)..........................         5.000   01/01/33       4,501,354
       15   Chicago, IL Single Family Mtg Rev Ser A
            (GNMA Collateralized) (AMT).............         7.000   09/01/27          15,002
    3,345   Cook Cnty, IL Sch Dist No. 100 Berwyn
            South Ser D (FSA Insd)..................         5.500   12/01/23       3,625,010
    1,000   Illinois Dev Fin Auth Rev Cmnty Rehab
            Providers Fac Ser A.....................         7.375   07/01/25       1,061,810
    1,200   Illinois Fin Auth Rev Christian Homes
            Inc Rfdg Ser A..........................         5.750   05/15/26       1,078,728
      250   Illinois Fin Auth Rev Christian Homes
            Inc Rfdg Ser A..........................         5.750   05/15/31         219,003
    1,000   Illinois Fin Auth Rev IL Fin Auth
            Roosevelt Univ..........................         5.500   04/01/37         956,770
    1,500   Illinois Fin Auth Rev IL Inst of
            Technology Ser A........................         5.000   04/01/31       1,395,510
    2,500   Illinois Fin Auth Rev Northwestern Mem
            Hosp Ser A (Prerefunded @ 8/15/14)......         5.500   08/15/43       2,820,350
    5,000   Illinois Fin Auth Rev Osf Hlthcare Sys
            Ser A...................................         5.750   11/15/37       4,957,700
    1,000   Illinois Fin Auth Rev Sherman Hlth Sys
            2007 Ser A..............................         5.500   08/01/37         937,880
    1,335   Illinois Fin Auth Solid Waste Rev Disp
            Waste Mgmt Inc Proj Ser A (AMT).........         5.050   08/01/29       1,093,512
    3,180   Illinois Hlth Fac Auth Rev Children's
            Mem Hosp (MBIA Insd)....................         6.250   08/15/13       3,424,478
    1,485   Illinois Hlth Fac Auth Rev Evangelical
            Hosp Rfdg Ser A (FSA Insd) (c) (h)......         6.750   04/15/17       1,731,465
      825   Illinois Hlth Fac Auth Rev Evangelical
            Hosp Ser C (FSA Insd)...................         6.750   04/15/17         961,925
    8,000   Illinois St First Ser (FSA Insd)........         5.250   12/01/19       8,509,680
    3,400   Illinois St First Ser (FSA Insd)........         5.250   04/01/27       3,540,760
    2,070   Northern IL Univ Ctf Part Hoffman
            Estates Ctr Proj (FSA Insd).............         5.400   09/01/16       2,263,462

 16                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            ILLINOIS (CONTINUED)
$     130   Peoria, Moline & Freeport, IL Coll Mtg
            Ser A (GNMA Collateralized) (AMT).......         7.600%  04/01/27  $      132,491
    5,000   Regional Trans Auth IL Ser A
            (AMBAC Insd)............................         8.000   06/01/17       6,486,850
   10,000   Will Cnty, IL Sch Dist No. 122 Rfdg Ser
            B (FGIC Insd)...........................         5.250   11/01/20      10,406,400
      575   Will-Kankakee Regl Dev Auth IL
            Multi-Family Hsg Rev Sr Estates
            Supportive Living (AMT).................         7.000   12/01/42         562,149
                                                                               --------------
                                                                                  105,432,379
                                                                               --------------
            INDIANA  4.6%
    1,070   East Chicago, IN Elementary Sch Bldg
            Corp First Mtg Ser A....................         6.250   07/05/08       1,076,078
    1,535   Indiana Hlth & Ed Fac Fin Auth Hosp Rev
            Clarian Hlth Oblig Ser A................         5.000   02/15/36       1,444,926
    4,600   Indiana Hlth & Ed Fac Fin Auth Rev
            Ascension Hlth Sr Cr B-6 (b)............         5.000   11/15/36       4,537,992
    3,000   Indiana Hlth Fac Fin Auth Hosp Rev
            Columbus Regl Hosp Rfdg (FSA Insd)......         7.000   08/15/15       3,434,490
    1,500   Indiana St Dev Fin Auth Rev Exempt Fac
            Conv Rfdg (AMT).........................         5.950   08/01/30       1,475,325
   10,000   Indiana St Hsg & Cmnty Dev Auth Single
            Family Mtg Rev Mtg Ser D-1 (GNMA
            Collateralized) (AMT) (b)...............         4.625   07/01/38       8,333,008
    2,000   Petersburg, IN Pollutn Ctl Rev IN Pwr &
            Lt (AMT)................................         5.950   12/01/29       1,925,860
    2,850   Southwest Parke Cmnty Sch Bldg First Mtg
            (FGIC Insd) (h).........................         5.250   07/15/21       3,018,264
      500   Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc
            (g).....................................         5.750   09/01/42         437,870
                                                                               --------------
                                                                                   25,683,813
                                                                               --------------
            IOWA  2.6%
    3,200   Iowa Fin Auth Hlthcare Fac Rev IA Hlth
            Sys Ser A-1 (FGIC Insd) (e) (f).........        10.000   02/15/35       3,200,000
    3,200   Iowa Fin Auth Hlthcare Fac Rev IA Hlth
            Sys Ser A-2 (FGIC Insd) (e) (f).........        10.000   02/15/35       3,200,000
    3,200   Iowa Fin Auth Hlthcare Fac Rev IA Hlth
            Sys Ser A-3 (FGIC Insd) (e) (f).........        10.000   02/15/35       3,200,000
    1,600   Pottawattamie Cnty, IA Rev Christian
            Homes Inc Rfdg Ser E....................         5.750   05/15/26       1,425,136
      375   Sibley, IA Hlthcare Fac Rev Osceola
            Cmnty Hosp Proj.........................         6.000   12/01/37         343,838

See Notes to Financial Statements                                             17

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            IOWA (CONTINUED)
$   1,500   Tobacco Settlement Auth IA Tob
            Settlement Rev Asset Bkd Ser C..........         5.375%  06/01/38  $    1,276,440
    2,500   Tobacco Settlement Auth IA Tob
            Settlement Rev Ser C....................         5.500   06/01/42       2,137,650
                                                                               --------------
                                                                                   14,783,064
                                                                               --------------
            KANSAS  1.7%
    1,500   Burlington, KS Environmental Impt Rev
            Rfdg KC Pwr LT Ser B (XLCA Insd) (f)....         5.000   12/01/23       1,499,340
    3,430   Kansas St Dev Fin Auth Rev KS Proj Ser N
            (AMBAC Insd) (h)........................         5.250   10/01/20       3,611,207
    3,615   Kansas St Dev Fin Auth Rev KS Proj Ser N
            (AMBAC Insd) (h)........................         5.250   10/01/21       3,800,739
      800   Olathe, KS Sr Living Fac Rev Catholic
            Care Campus Inc Ser A...................         6.000   11/15/38         722,312
                                                                               --------------
                                                                                    9,633,598
                                                                               --------------
            KENTUCKY  1.0%
    5,430   Louisville & Jefferson Cnty, KY Metro
            Govt Hlth Sys Rev Norton Hlthcare Inc
            (b).....................................         5.000   10/01/30       5,270,734
      500   Mount Sterling, KY Lease Rev KY League
            Cities Fdg Ser B........................         6.100   03/01/18         572,440
                                                                               --------------
                                                                                    5,843,174
                                                                               --------------
            LOUISIANA  7.3%
    5,000   Lafayette, LA Util Rev (MBIA Insd)......         5.250   11/01/21       5,312,400
    2,500   Louisiana Loc Govt Environment Fac Pkg
            Fac Corp Garage Proj Ser A
            (AMBAC Insd)............................         5.375   10/01/31       2,547,900
    5,970   Louisiana Loc Govt Environment
            Southeastn LA Student Hsg Ser A (MBIA
            Insd) (h)...............................         5.250   08/01/24       6,135,906
    1,400   Louisiana Pub Fac Auth Rev Hlth Fac Glen
            Retirement Ser A........................         6.700   12/01/25       1,401,078
    5,600   Louisiana St Gas & Fuels Tax Rev Ser A
            (FSA Insd) (b)..........................         5.000   05/01/36       5,707,240
    8,065   Louisiana St Office Fac Corp LA St Cap
            Complex Pgm (MBIA Insd) (h).............         5.000   11/01/20       8,334,210
    4,000   New Orleans, LA Rfdg (FGIC Insd)........         5.500   12/01/21       4,172,040
    6,000   New Orleans, LA Rfdg (MBIA Insd)........         5.125   09/01/21       6,044,760
    1,200   Rapides Fin Auth LA Rev Cleco Pwr Proj
            (AMT) (f)...............................         5.250   11/01/37       1,197,276
                                                                               --------------
                                                                                   40,852,810
                                                                               --------------
            MARYLAND  4.8%
   10,610   Maryland St Cmnty Dev Admin Dept Hsg &
            Cmnty Dev Residential Ser A (AMT).......         4.700   09/01/37       9,310,381
    1,255   Maryland St Cmnty Dev Admin Dept Hsg &
            Cmnty Dev Ser P (AMT)...................         4.450   09/01/21       1,179,926

 18                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            MARYLAND (CONTINUED)
$   1,000   Maryland St Cmnty Dev Admin Dept Hsg &
            Cmnty Dev Ser P (AMT)...................         4.550%  09/01/26  $      908,280
    1,300   Maryland St Cmnty Dev Admin Dept Hsg &
            Cmnty Dev Ser P (AMT)...................         4.625   09/01/31       1,156,090
      440   Maryland St Cmnty Dev Admin Dept Hsg &
            Cmnty Dev Ser P (AMT)...................         4.700   03/01/37         386,483
    5,000   Maryland St Econ Dev Corp MD Aviation
            Admin Fac (FSA Insd) (AMT)..............         5.375   06/01/20       5,105,550
    2,000   Maryland St Hlth & Higher Ed Fac Auth
            Rev MD Inst College of Art..............         5.000   06/01/40       1,768,080
    2,350   Maryland St Hlth & Higher Ed Fac Auth
            Rev Mercy Med Ctr Ser A.................         5.500   07/01/42       2,206,744
    1,000   Maryland St Hlth & Higher Ed Fac Auth
            Rev Washington Cnty Hosp................         5.750   01/01/38         958,780
    4,000   Maryland St Trans Auth Arpt Baltimore/WA
            Intl Arpt Ser B (AMBAC Insd) (AMT)......         5.125   03/01/24       3,959,120
                                                                               --------------
                                                                                   26,939,434
                                                                               --------------
            MASSACHUSETTS  4.4%
    1,200   Massachusetts Bay Tran Auth MA Gen Tran
            Sys Rfdg Ser A..........................         6.250   03/01/12       1,338,564
    2,000   Massachusetts Muni Whsl Elec Co Pwr
            Supply Sys Rev Proj No. 6-A Ser A (MBIA
            Insd)...................................         5.250   07/01/16       2,095,360
      450   Massachusetts St Dev Fin Agy Rev Linden
            Ponds Inc Fac Ser A.....................         5.750   11/15/35         393,021
    1,750   Massachusetts St Hlth & Ed Fac Auth Rev
            Hlthcare Sys Covenant (Prerefunded @
            1/01/12)................................         6.000   07/01/31       1,832,855
    1,930   Massachusetts St Hlth & Ed Fac Auth Rev
            Saint Mem Med Ctr Ser A.................         6.000   10/01/23       1,929,981
    5,450   Massachusetts St Hlth & Ed Fac Auth Rev
            Univ MA Mem Issue Ser D.................         5.000   07/01/33       4,765,480
    2,500   Massachusetts St Hsg Fin Agy Hsg Rev
            Single Family Ser 130 (AMT).............         5.000   12/01/37       2,307,975
      925   Massachusetts St Indl Fin Agy Wtr
            Treatment Amern Hingham (AMT)...........         6.900   12/01/29         927,016
      925   Massachusetts St Indl Fin Agy Wtr
            Treatment Amern Hingham (AMT)...........         6.950   12/01/35         927,063
    7,750   Massachusetts St Sch Bldg Auth Dedicated
            Sales Tax Rev Ser A (AMBAC Insd) (b)....         4.500   08/15/35       7,993,134
                                                                               --------------
                                                                                   24,510,449
                                                                               --------------
            MICHIGAN  3.4%
    2,790   Detroit, MI Wtr Supply Sys Rev Sr Lien
            Rfdg Ser C (MBIA Insd) (h)..............         5.250   07/01/19       2,938,595
    2,000   Grand Rapids, MI Wtr Supply (FGIC
            Insd)...................................         5.750   01/01/15       2,116,760

See Notes to Financial Statements                                             19

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            MICHIGAN (CONTINUED)
$   4,000   Kent Hosp Fin Auth MI Rev Metro Hosp
            Proj Ser A..............................         6.000%  07/01/35  $    3,983,680
    1,000   Kent Hosp Fin Auth MI Rev Spectrum Hlth
            Ser A (f)...............................         5.250   01/15/47       1,035,280
      500   Kent Hosp Fin Auth MI Rev Spectrum Hlth
            Ser A (f)...............................         5.500   01/15/47         525,065
    3,000   Michigan Tob Settlement Fin Auth Tob
            Settlement Asset Sr Ser A...............         6.000   06/01/48       2,739,480
    2,285   Taylor, MI Bldg Auth (AMBAC Insd) (h)...         6.000   03/01/13       2,543,342
    3,090   Troy, MI Downtown Dev Auth Dev Rfdg
            (MBIA Insd).............................         5.500   11/01/15       3,305,528
                                                                               --------------
                                                                                   19,187,730
                                                                               --------------
            MINNESOTA  1.0%
      475   Chisago, MN Hlthcare Fac Rev Cdl Homes
            LLC Proj................................         6.000   08/01/42         454,067
    1,065   Duluth, MN Econ Dev Auth Hlthcare Fac
            Rev Benedictine Hlth Sys Saint Marys
            (Prerefunded @ 2/15/14).................         5.250   02/15/33       1,177,166
    1,000   Meeker Cnty, MN Gross Rev Hosp Fac Mem
            Hosp Proj...............................         5.625   11/01/22         980,120
      225   North Oaks, MN Sr Hsg Rev Presbyterian
            Homes North Oaks........................         6.000   10/01/27         219,080
      650   North Oaks, MN Sr Hsg Rev Presbyterian
            Homes North Oaks........................         6.000   10/01/33         621,049
      210   North Oaks, MN Sr Hsg Rev Presbyterian
            Homes North Oaks........................         6.125   10/01/39         202,209
      900   Saint Paul, MN Hsg & Redev Auth Hlthcare
            Fac Rev Hlth Partners Oblig Grp Proj....         5.250   05/15/36         811,161
    1,075   Saint Paul, MN Hsg & Redev Auth Hosp Rev
            Hlth East Proj..........................         6.000   11/15/35       1,069,937
                                                                               --------------
                                                                                    5,534,789
                                                                               --------------
            MISSISSIPPI  1.0%
    1,405   Mississippi Dev Bk Spl Oblig Cap Proj &
            Equip Acquisition Ser A2 (AMBAC Insd)...         5.000   07/01/24       1,429,911
    1,550   Mississippi Dev Bk Spl Oblig Madison
            Cnty Hosp Proj (Prerefunded @
            7/01/09)................................         6.400   07/01/29       1,655,942
    2,595   Mississippi Dev Bk Spl Oblig MS Ltd
            Oblig Hosp Impt (MBIA Insd) (h).........         5.250   07/01/32       2,605,276
                                                                               --------------
                                                                                    5,691,129
                                                                               --------------

 20                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            MISSOURI  5.2%
$     325   Cape Girardeau Cnty, MO Indl Dev Auth
            Hlthcare Fac Rev Southeast MO
            Hosp Assoc..............................         5.625%  06/01/27  $      317,736
    1,675   Cape Girardeau Cnty, MO Indl Dev Auth
            Hlthcare Fac Rev Southeast MO Hosp Assoc
            (Prerefunded @ 6/01/12).................         5.625   06/01/27       1,842,651
    1,700   Cass Cnty, MO Hosp Rev..................         5.625   05/01/38       1,578,450
    1,250   Cole Cnty, MO Indl Dev Auth Sr Living
            Fac Rev Lutheran Sr Svc Heisinger
            Proj....................................         5.500   02/01/35       1,220,800
      975   Maryland Heights, MO Tax Increment Rev
            South Heights Redev Proj Rfdg Ser A.....         5.500   09/01/18         954,262
    4,625   Missouri Jt Mun Elec Util Comnty Pwr
            Proj Rev Plum Point Proj (MBIA Insd)....         5.000   01/01/27       4,642,205
    1,000   Missouri Jt Muni Elec Util Comnty Pwr
            Proj Rev Plum Point Proj (MBIA Insd)....         5.000   01/01/26       1,004,990
    2,500   Missouri St Dev Fin Brd Infrastructure
            Fac Rev Crackerneck Creek Proj Ser C....         5.000   03/01/26       2,491,075
    2,195   Missouri St Hlth & Ed Fac Rev Univ MO
            Columbia Arena Proj (h).................         5.000   11/01/16       2,323,297
    2,500   Platte Cnty, MO Neighborhood Impt
            Parkville Ser B (MBIA Insd).............         5.000   02/01/25       2,586,650
    1,500   Saint Louis Cnty, MO Mtg Rev Ctf Rcpt
            Ser H (AMT) (c).........................         5.400   07/01/18       1,634,025
    2,380   Saint Louis, MO Arpt Rev Cap Impt Pgm
            Ser A (MBIA Insd) (Prerefunded @
            7/01/12) (h)............................         5.375   07/01/19       2,605,267
      700   Saint Louis, MO Indl Dev Auth Tax
            Increment & Cmnty Impt Dist Loughborough
            Com Redev Rfdg..........................         5.750   11/01/27         665,014
    2,745   Springfield, MO Pub Bldg Corp Leasehold
            Rev Springfield Branson Arpt Ser B
            (AMBAC Insd) (AMT) (b)..................         4.550   07/01/29       2,400,996
    3,360   Springfield, MO Pub Bldg Corp Leasehold
            Rev Springfield Branson Arpt Ser B
            (AMBAC Insd) (AMT) (b)..................         4.600   07/01/36       2,938,925
                                                                               --------------
                                                                                   29,206,343
                                                                               --------------
            NEBRASKA  1.7%
    5,235   Omaha Pub Pwr Dist NE Elec Rev Sub Sys
            Ser A...................................         5.000   02/01/34       5,318,237
    4,260   University NE Univ Rev Lincoln Student
            Fees & Fac Ser B........................         5.000   07/01/23       4,387,033
                                                                               --------------
                                                                                    9,705,270
                                                                               --------------

See Notes to Financial Statements                                             21

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            NEVADA  3.1%
$   2,000   Clark Cnty, NV Econ Dev Rev Alexander
            Dawson Sch Proj.........................         5.375%  05/15/33  $    2,003,000
    7,000   Clark Cnty, NV Indl Dev Rev Southwest
            Gas Corp Proj Ser A (AMBAC Insd)
            (AMT)...................................         5.250   07/01/34       6,396,600
    4,375   Las Vegas Vly, NV Wtr Dist Rfdg Ser B
            (MBIA Insd).............................         5.000   06/01/27       4,466,394
    3,000   Nevada Hsg Div Single Family Mtg Rev Ser
            A (GNMA Collateralized) (AMT)...........         5.875   04/01/38       3,053,970
    1,750   Reno, NV Hosp Rev Renown Regl Med Ctr
            Proj Ser A (b)..........................         5.250   06/01/37       1,647,603
                                                                               --------------
                                                                                   17,567,567
                                                                               --------------
            NEW HAMPSHIRE  0.6%
    1,000   New Hampshire Hlth & Ed Fac Auth Rev
            Derryfield Sch..........................         7.000   07/01/30       1,033,140
    1,400   New Hampshire Hlth & Ed Fac Hlthcare Sys
            Covenant Hlth...........................         5.500   07/01/34       1,345,498
      950   New Hampshire St Bus Fin Auth Wtr Fac
            Rev Pennichuck Wtrwks Inc (AMBAC Insd)
            (AMT)...................................         6.300   05/01/22         959,965
                                                                               --------------
                                                                                    3,338,603
                                                                               --------------
            NEW JERSEY  8.9%
    1,000   New Jersey Econ Dev Auth Rev Cig Tax....         5.500   06/15/31         943,790
    1,900   New Jersey Econ Dev Auth Rev Cig Tax....         5.750   06/15/29       1,863,444
    1,225   New Jersey Econ Dev Auth Rev Cig Tax....         5.750   06/15/34       1,176,955
    2,210   New Jersey Econ Dev Auth Wtr Fac Rev NJ
            Amern Wtr Co Inc Ser B
            (FGIC Insd) (AMT).......................         5.375   05/01/32       2,182,132
    4,350   New Jersey Econ Dev Wtr NJ Amern Wtr Co
            Inc Ser A (FGIC Insd) (AMT).............         5.250   07/01/38       4,171,867
    2,500   New Jersey Hlthcare Fac Fin Auth Rev Gen
            Hosp Ctr at Passaic (FSA Insd) (c)......         6.750   07/01/19       3,002,325
    1,650   New Jersey Hlthcare Fac Fin Auth Rev
            Saint Peters Univ Hosp Oblig............         5.750   07/01/37       1,608,866
   10,750   Salem Cnty, NJ Indl Pollutn Ctl Fin Auth
            Rev Pollutn Ctl Pub Svc Elec & Gas Ser A
            (MBIA Insd) (AMT).......................         5.450   02/01/32      10,749,140
   30,000   Tobacco Settlement Fin Corp NJ
            Ser 1A (b)..............................         5.000   06/01/41      24,011,550
                                                                               --------------
                                                                                   49,710,069
                                                                               --------------
            NEW MEXICO  0.3%
    1,500   Jicarilla, NM Apache Nation Rev Adj Ser
            A (Acquired 10/23/03, Cost $1,514,910)
            (i).....................................         5.000   09/01/18       1,552,560
                                                                               --------------

 22                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            NEW YORK  13.3%
$   6,200   Metropolitan Trans Auth NY Dedicated Tax
            Fd Rfdg Ser A-1 (XLCA Insd) (e) (f).....        10.000%  11/01/31  $    6,200,000
    7,000   Metropolitan Trans Auth NY Rev Rfdg Ser
            A (FGIC Insd)...........................         5.250   11/15/31       7,087,150
    2,775   New York City Indl Dev Agy Rev Liberty 7
            World Trade Ctr Proj Ser B..............         6.750   03/01/15       2,860,276
    5,000   New York City Muni Wtr Fin Auth Wtr &
            Swr Sys Rev Ser D.......................         5.000   06/15/38       5,083,600
    5,440   New York, NY Sub Ser I-1 (b)............         5.000   02/01/26       5,622,050
    7,575   New York St Dorm Auth Rev City Univ Sys
            Cons Ser A..............................         5.625   07/01/16       8,397,872
    1,520   New York St Dorm Auth Rev Insd John T
            Mather Mem Hosp (Connie Lee Insd) (h)...         6.500   07/01/09       1,594,815
    3,845   New York St Dorm Auth Rev Secd Hosp Gen
            Hosp Rfdg...............................         5.750   02/15/20       4,137,066
    1,000   New York St Mtg Agy Homeowner Mtg Rev
            145 (AMT)...............................         5.125   10/01/37         951,460
    4,100   New York St Urban Dev Corp Rev St Fac &
            Equip Sub Ser A-3B (CIFG Insd) (e)
            (f).....................................         7.750   03/15/33       4,100,000
    5,000   New York St Urban Dev Corp Rev St Fac
            Rfdg....................................         5.700   04/01/20       5,693,950
   21,900   Port Auth NY & NJ Cons 144th Ser (b)....         5.000   10/01/35      22,382,788
      675   Seneca Nation Indians Cap Impt Auth NY
            Spl Oblig Ser A (g).....................         5.000   12/01/23         600,642
                                                                               --------------
                                                                                   74,711,669
                                                                               --------------
            NORTH CAROLINA  2.5%
    4,300   North Carolina Cap Fac Fin Agy Rev Duke
            Univ Proj Ser A.........................         5.000   10/01/41       4,390,644
    1,500   North Carolina Eastn Muni Pwr Agy Pwr
            Sys Rev Ser D...........................         6.700   01/01/19       1,572,000
    7,000   North Carolina Med Care Commn Hlthcare
            Fac Rev Univ Eastn Carolina Ser A (AMBAC
            Insd) (e) (f)...........................         4.500   12/01/28       7,000,000
    1,000   North Carolina Med Care Commn Retirement
            Fac Rev First Mtg Southminster Proj Ser
            A.......................................         5.750   10/01/37         990,140
                                                                               --------------
                                                                                   13,952,784
                                                                               --------------
            OHIO  7.2%
    6,000   Buckeye, OH Tob Settlement Fin Auth
            Asset Bkd Sr Turbo Ser A-2..............         5.750   06/01/34       5,423,940
    5,000   Buckeye, OH Tob Settlement Fin Auth
            Asset Bkd Sr Turbo Ser A-2..............         6.500   06/01/47       4,882,000
    1,575   Cincinnati, OH City Sch Dist Sch Impt
            (FSA Insd)..............................         5.250   06/01/18       1,675,343
    3,150   Cuyahoga Cnty, OH Hosp Fac Rev Canton
            Inc Proj................................         7.500   01/01/30       3,383,069

See Notes to Financial Statements                                             23

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            OHIO (CONTINUED)
$   1,000   Dayton, OH Arpt Rev James M Cox Dayton
            Rfdg Ser C (Radian Insd) (AMT)..........         5.250%  12/01/27  $      990,300
    3,600   Lorain Cnty, OH Hosp Rev Catholic Rfdg
            Ser C-1 (FSA Insd) (a)..................         5.000   04/01/24       3,688,380
    3,325   Lorain Cnty, OH Hosp Rev Fac Catholic
            Ser A (FSA Insd) (a)....................         5.000   02/01/24       3,406,629
    3,350   Lorain Cnty, OH Hosp Rev Fac Catholic
            Ser B (FSA Insd) (a)....................         5.000   02/01/24       3,432,243
    1,625   Montgomery Cnty, OH Rev Var Catholic
            Hlth Ser C-1 (FSA Insd) (a).............         5.000   10/01/41       1,644,126
    5,130   Muskingum Cnty, OH Hosp Fac Rev Bethesda
            Care Sys Impt & Rfdg (Connie Lee Insd)
            (h).....................................         6.250   12/01/10       5,196,793
    5,000   Ohio St Air Quality Dev Auth Rev Dayton
            Pwr (FGIC Insd) (AMT) (b)...............         4.800   09/01/36       5,041,781
      895   Toledo Lucas Cnty, OH Port Auth Dev Rev
            Northwest OH Bd Fd Ser C (AMT)..........         6.600   11/15/15         925,904
      440   Toledo Lucas Cnty, OH Port Auth
            Northwest Bd Fd Ser A (AMT) (c).........         6.000   05/15/11         457,098
                                                                               --------------
                                                                                   40,147,606
                                                                               --------------
            OKLAHOMA  1.1%
    1,650   Chickasaw Nation, OK Hlth Sys (g).......         6.250   12/01/32       1,646,799
    1,500   Jenks, OK Aquarium Auth Rev First Mtg
            (MBIA Insd) (Prerefunded @ 7/01/10).....         6.100   07/01/30       1,630,665
    2,755   Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev
            (AMBAC Insd) (Prerefunded @ 11/01/09)...         6.250   11/01/22       2,970,138
                                                                               --------------
                                                                                    6,247,602
                                                                               --------------
            OREGON  2.1%
    2,010   Emerald Peoples Util Dist OR Rfdg (FGIC
            Insd) (h)...............................         7.350   11/01/09       2,139,745
    4,000   Oregon Hlth Sciences Univ Insd Ser A
            (MBIA Insd).............................         5.250   07/01/22       4,177,880
    5,000   Oregon St Dept Admin Rfdg Ser C (MBIA
            Insd)...................................         5.250   11/01/18       5,243,200
                                                                               --------------
                                                                                   11,560,825
                                                                               --------------
            PENNSYLVANIA  3.8%
    3,000   Allegheny Cnty, PA Hosp Dev Auth Rev
            Hlth Sys West PA Ser A..................         5.000   11/15/28       2,498,100
    1,125   Pennsylvania Econ Dev Fin Auth Exempt
            Fac Rev Reliant Energy Ser B (AMT)
            (f).....................................         6.750   12/01/36       1,136,902

 24                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            PENNSYLVANIA (CONTINUED)
$  16,755   Pennsylvania St Pub Sch Bldg Auth Lease
            Rev Sch Dist Philadelphia Proj Ser B
            (b).....................................         4.500%  06/01/32  $   16,328,310
    1,370   Philadelphia, PA Hosp & Higher Ed Fac
            Auth Rev Cmnty College Rfdg Ser B (MBIA
            Insd) (h)...............................         6.500   05/01/08       1,370,151
                                                                               --------------
                                                                                   21,333,463
                                                                               --------------
            SOUTH CAROLINA  7.6%
    3,125   Charleston Ed Excellence Fin Corp SC Rev
            Charleston Cnty Sch Dist (b)............         5.250   12/01/25       3,199,430
    9,375   Charleston Ed Excellence Fin Corp SC Rev
            Charleston Cnty Sch Dist (b)............         5.250   12/01/26       9,598,289
    3,115   Greenville, SC Impt & Rfdg (MBIA Insd)
            (h).....................................         5.250   04/01/21       3,262,339
    1,015   Rock Hill, SC Util Sys Rev Comb Rfdg Ser
            C (FSA Ins) (h).........................         5.000   01/01/11       1,063,213
    1,100   South Carolina Jobs Econ Dev Auth Hlth
            Fac Rev First Mtg Wesley Com Rfdg.......         5.300   10/01/36         900,053
      550   South Carolina Jobs Econ Dev Auth
            Hlthcare Fac Rev Rfdg First Mtg Lutheran
            Homes...................................         5.500   05/01/28         466,345
      400   South Carolina Jobs Econ Dev Auth
            Hlthcare Fac Rev Rfdg First Mtg Lutheran
            Homes...................................         5.625   05/01/42         330,412
    2,200   South Carolina Jobs Econ Dev Auth Hosp
            Fac Rev Palmetto Hlth Alliance Rfdg
            Ser A...................................         6.250   08/01/31       2,235,090
   10,300   South Carolina Jobs Econ Dev Auth Hosp
            Fac Rev Rfdg Palmetto Hlth Ser A (FSA
            Insd) (e) (f)...........................         4.990   08/01/35      10,300,000
    6,500   South Carolina Jobs Econ Dev Auth Indl
            Rev Elec & Gas Co Proj Ser A (AMBAC
            Insd)...................................         5.200   11/01/27       6,633,120
    3,750   South Carolina Jobs Econ Dev Auth Indl
            Rev Elec & Gas Co Proj Ser B (AMBAC
            Insd) (AMT).............................         5.450   11/01/32       3,750,000
      750   South Carolina Jobs Econ Dev Auth Rev
            Woodlands At Furman Proj Ser A..........         6.000   11/15/42         664,650
                                                                               --------------
                                                                                   42,402,941
                                                                               --------------
            SOUTH DAKOTA  0.4%
    1,375   Deadwood, SD Ctf Partn (ACA Insd).......         6.375   11/01/20       1,444,355
    1,000   South Dakota St Hlth & Ed Fac Auth Rev
            Children's Care Hosp Rfdg (Prerefunded @
            11/01/09)...............................         6.125   11/01/29       1,066,010
                                                                               --------------
                                                                                    2,510,365
                                                                               --------------

See Notes to Financial Statements                                             25

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            TENNESSEE  3.8%
$   2,130   Chattanooga, TN Hlth Ed & Hsg Fac Brd
            Rev CDFI Phase I LLC Proj Rfdg Ser A....         5.000%  10/01/25  $    1,926,202
    2,595   Chattanooga, TN Hlth Ed & Hsg Fac Brd
            Rev CDFI Phase I LLC Proj Rfdg Ser A....         5.125   10/01/35       2,249,138
    1,270   Elizabethton, TN Hlth & Ed Fac Brd Rev
            Hosp First Mtg Impt & Rfdg Ser B
            (Prerefunded @ 7/01/12).................         8.000   07/01/33       1,543,113
   12,525   Johnson City, TN Hlth & Ed Fac Brd Hosp
            Rev Cap Apprec First Mtg Rfdg Ser A
            (MBIA Insd).............................          *      07/01/26       4,989,709
    4,800   Johnson City, TN Hlth & Ed Fac Brd Hosp
            Rev First Mtg Mtn St Hlth Rfdg Ser A
            (MBIA-IBC Insd) (Prerefunded @
            7/01/12)................................         7.500   07/01/25       5,579,232
    5,625   Johnson City, TN Hlth & Ed Fac Brd Hosp
            Rev First Mtg Mtn St Hlth Ser A.........         5.500   07/01/36       5,244,413
                                                                               --------------
                                                                                   21,531,807
                                                                               --------------
            TEXAS  19.5%
    2,335   Beaumont, TX Wtrwks & Swr Sys (FGIC
            Insd) (Prerefunded @ 9/01/10)...........         6.250   09/01/14       2,535,063
    2,000   Brazos Cnty, TX Hlth Fac Dev Oblig
            Grp.....................................         5.375   01/01/32       1,956,600
      495   Brownsville, TX Util Sys Rev (c)........         7.375   01/01/10         523,477
      890   Dallas Cnty, TX Flood Ctl Dist Rfdg.....         6.750   04/01/16         913,451
    8,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt
            Impt & Rfdg Ser A (FGIC Insd) (AMT).....         5.500   11/01/31       7,885,840
      775   Dallas-Fort Worth, TX Intl Arpt Rev Ser
            C (MBIA Insd) (AMT).....................         5.750   11/01/18         782,936
    1,500   Dallas-Fort Worth, TX Intl Arpt Rev Ser
            C (MBIA Insd) (AMT).....................         6.000   11/01/23       1,516,260
    2,345   Denton Cnty, TX Perm Impt (Prerefunded @
            7/15/10) (h)............................         5.500   07/15/19       2,499,512
    5,850   El Paso Cnty, TX Hosp Dist Ser A (AGL
            Insd) (a)...............................         5.000   08/15/37       5,877,612
    2,750   Fort Bend, TX Indpt Sch Dist Rfdg & Sch
            Bldg (PSF Gtd) (a)......................         5.000   08/15/27       2,857,498
    1,000   Harris Cnty, TX Hlth Fac Dev Corp Hosp
            Rev Mem Hermann Hlthcare Ser A
            (Prerefunded @ 6/01/11).................         6.375   06/01/29       1,112,940
    3,000   Houston, TX Arpt Sys Rev Sub Lien Ser A
            (FSA Insd) (AMT)........................         5.625   07/01/30       3,024,390
    5,000   Houston, TX Util Sys Rev Comb First Lien
            Ser A (FSA Insd)........................         5.250   05/15/20       5,373,200
    9,425   Houston, TX Util Sys Rev Rfdg Comb First
            Lien Ser A (FSA Insd)...................         5.000   11/15/36       9,654,781
    3,700   Judson, TX Indpt Sch Dist Sch Bldg (AGL
            Insd)...................................         5.000   02/01/37       3,760,051

 26                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            TEXAS (CONTINUED)
$   1,365   Lower CO Riv Auth TX Transmission Proj
            Corp (FGIC Insd)........................         5.000%  05/15/33  $    1,361,096
    5,000   Matagorda Cnty, TX Navig Dist No. 1 Rev
            Houston Lt Rfdg (AMBAC Insd) (AMT)......         5.125   11/01/28       4,683,650
    2,000   Mesquite, TX Hlth Fac Dev Corp
            Retirement Fac Christian Care Ctr Ser A
            (Prerefunded @ 2/15/10).................         7.625   02/15/28       2,195,660
    1,500   Mesquite, TX Hlth Fac Dev Retirement Fac
            Christian Care Ctr......................         5.625   02/15/35       1,357,110
    3,500   Metropolitan Hlth Fac Dev Corp TX Wilson
            N Jones Mem Hosp Proj...................         7.250   01/01/31       3,541,895
    3,325   North Central, TX Hlth Fac Dev Corp Rev
            Hosp Baylor Hlthcare Sys Proj Ser A.....         5.125   05/15/29       3,334,642
    1,250   North TX Twy Auth Rev Rfdg Sys First
            Tier Ser A..............................         5.625   01/01/33       1,275,588
    1,000   North TX Twy Auth Rev Rfdg Sys First
            Tier Ser B..............................         5.625   01/01/28       1,034,200
    1,000   North TX Twy Auth Rev Rfdg Sys First
            Tier Ser B..............................         6.000   01/01/26       1,074,270
    1,250   North TX Twy Auth Rev Rfdg Sys First
            Tier Ser B..............................         6.000   01/01/27       1,334,938
    3,000   Prosper, TX Indpt Sch Dist (PSF Gtd)....         5.500   08/15/33       3,150,900
    3,960   Stafford, TX Econ Dev Corp (FGIC
            Insd)...................................         5.500   09/01/30       4,072,702
    1,990   Stafford, TX Econ Dev Corp
            (FGIC Insd) (h).........................         6.000   09/01/19       2,224,800
    1,000   Tarrant Cnty, TX Cultural Ed Fac Fin
            Corp Retirement Fac Buckingham Sr Living
            Cmnty Inc...............................         5.625   11/15/27         877,860
    2,800   Tarrant Cnty, TX Cultural Ed Fac Fin
            Corp Retirement Fac Buckingham Sr Living
            Cmnty Inc...............................         5.750   11/15/37       2,433,872
    8,500   Tarrant Cnty, TX Cultural Ed Fac Fin
            Corp Retirement Fac Buckner Retirement
            Svcs Inc Proj...........................         5.250   11/15/37       7,611,750
      500   Tarrant Cnty, TX Cultural Ed Fac Fin
            Corp Retirement Fac CC Young Mem Hom
            Proj....................................         5.750   02/15/25         453,190
    2,780   Tarrant Cnty, TX Hlth Fac Dev Corp Hosp
            Rev Rfdg Cook Childrens Med Ctr Ser B
            (FSA Insd)..............................         5.000   12/01/30       2,811,553
    1,000   Texas St Dept Hsg & Cmnty Affairs Single
            Family Rev Mtg Ser B (GNMA
            Collateralized) (AMT)...................         5.300   09/01/39         964,420
    6,450   Texas St Trans Commn Mobility Fd (b)....         5.000   04/01/28       6,720,866

See Notes to Financial Statements                                             27

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            TEXAS (CONTINUED)
$   3,510   Texas St Wtr Fin Assistance.............         5.500%  08/01/35  $    3,585,149
    3,100   Tyler, TX Hlth Fac Dev Corp Hosp Rev
            Rfdg & Impt East TX Med Ctr Rfdg Ser
            A.......................................         5.375   11/01/37       2,725,334
                                                                               --------------
                                                                                  109,099,056
                                                                               --------------
            UTAH  0.7%
    4,950   Intermountain Pwr Agy UT Pwr Supply Rev
            Rfdg Ser A (FGIC Insd) (c)..............          *      07/01/17       3,340,260
      875   Utah St Charter Sch Fin Auth Charter Sch
            Rev Summit Academy Ser A................         5.800   06/15/38         811,440
                                                                               --------------
                                                                                    4,151,700
                                                                               --------------
            VIRGINIA  3.8%
    2,000   Fairfax Cnty, VA Ctf Partn..............         5.300   04/15/23       2,066,940
      550   Lexington, VA Indl Dev Auth Residential
            Care Fac Rev Mtg Kendal at Lexington Ser
            A.......................................         5.500   01/01/37         482,388
    1,465   Richmond, VA Indl Dev Auth Govt Fac Rev
            Bd (AMBAC Insd).........................         5.000   07/15/17       1,565,543
    1,520   Tobacco Settlement Fin Corp VA..........         5.500   06/01/26       1,668,854
    1,660   Tobacco Settlement Fin Corp VA
            (Prerefunded @ 6/01/15).................         5.625   06/01/37       1,858,304
    3,155   Virginia St Hsg Auth Dev Auth Rental Hsg
            Ser D (AMT) (b).........................         4.500   07/01/29       2,804,513
    5,950   Virginia St Hsg Dev Auth Comwlth Mtg Ser
            B (AMT) (b).............................         4.850   01/01/36       5,479,063
    3,645   Virginia St Hsg Auth Dev Auth Rental Hsg
            Ser D (AMT) (b).........................         4.600   07/01/33       3,223,761
    2,000   White Oak Vlg Shops VA Cmnty Dev Auth
            Spl Assmt Rev Special Assmt.............         5.300   03/01/17       1,933,460
                                                                               --------------
                                                                                   21,082,826
                                                                               --------------
            WASHINGTON  3.3%
    1,500   Kalispel Tribe Indians Priority Dist WA
            Rev.....................................         6.625   01/01/28       1,435,590
    3,000   Spokane, WA Pub Fac Dist Hotel Motel &
            Sales Use Tax (MBIA Insd)...............         5.250   09/01/33       3,060,930
    9,855   Washington St Mtr Veh Fuel Tax 2007 B
            (FSA Insd) (h)..........................         5.000   07/01/27      10,201,797
    4,000   Washington St Pub Pwr Supply Rfdg Ser A
            (FGIC Insd).............................         7.000   07/01/08       4,033,760
                                                                               --------------
                                                                                   18,732,077
                                                                               --------------
            WEST VIRGINIA  0.4%
    2,500   Harrison Cnty, WV Cmnty Solid Waste Disp
            Rev Allegheny Energy Rfdg Ser D (AMT)...         5.500   10/15/37       2,339,525
                                                                               --------------

 28                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            WISCONSIN  2.7%
$  10,000   Wisconsin Hsg & Econ Dev Auth Home
            Ownership Rev Ser A (AMT) (b)...........         4.750%  09/01/33  $    9,018,550
    3,360   Wisconsin St Hlth & Ed Fac Auth Rev
            Ministry Hlth (FSA Insd)................         5.000   08/01/34       3,330,634
    2,675   Wisconsin St Hlth & Ed Fac FH Hlthcare
            Dev Inc Proj (Prerefunded @ 11/15/09)...         6.250   11/15/28       2,859,548
                                                                               --------------
                                                                                   15,208,732
                                                                               --------------
            WYOMING  0.5%
    2,790   Sweetwater Cnty, WY Solid Waste Disp Rev
            FMC Corp Proj Rfdg (AMT)................         5.600   12/01/35       2,571,655
                                                                               --------------

            PUERTO RICO  5.1%
   21,000   Puerto Rico Comwlth Hwy & Trans Auth Hwy
            Rev Ser Y (FSA Insd) (b)................         6.250   07/01/21      24,804,255
    4,000   Puerto Rico Pub Bldgs Auth Gtd Pub Ed &
            Hlth Fac Rfdg Ser M (MBIA Insd).........         5.600   07/01/08       4,022,400
                                                                               --------------
                                                                                   28,826,655
                                                                               --------------
TOTAL INVESTMENTS  216.6%
  (Cost $1,225,435,717)......................................................  $1,214,368,758
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD  (34.5%)
  (Cost ($193,463,000))
 (193,463)  Notes with interest rates ranging from 2.42% to 5.00% at April
            30, 2008 and contractual maturities of collateral ranging from
            2021 to 2047 (See Note 1) (j)....................................    (193,463,000)
                                                                               --------------
TOTAL NET INVESTMENT  182.1%
  (Cost $1,031,972,717)......................................................  $1,020,905,758
LIABILITIES IN EXCESS OF OTHER ASSETS  (7.1%)................................     (40,033,330)
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (75.0%)..................    (420,336,961)
                                                                               --------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...............................  $  560,535,467
                                                                               ==============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) Security purchased on a when-issued or delayed delivery basis.

(b) Underlying security related to Inverse Floaters entered into by the Trust. See Note 1.

(c) Escrowed to Maturity

See Notes to Financial Statements                                             29

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(e) Security includes a feature allowing the Fund an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(f) Variable Rate Coupon

(g) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(h) The Trust owns 100% of the outstanding bond issuance.

(i) Securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.3% of net assets applicable to common shares.

(j) Floating rate notes. The interest rate shown reflects the rates in effect at April 30, 2008.

ACA--American Capital Access

AGL--Assured Guaranty Ltd.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

MBIA-IBC--MBIA Insured Bond Certificates

PSF--Public School Fund

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

 30                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
For the Six Months Ended April 30, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $1,225,435,717).....................  $1,214,368,758
Receivables:
  Interest..................................................      17,612,801
  Investments Sold..........................................       5,086,162
Other.......................................................           2,099
                                                              --------------
    Total Assets............................................   1,237,069,820
                                                              --------------
LIABILITIES:
Payables:
  Floating Rate Note Obligations............................     193,463,000
  Investments Purchased.....................................      59,587,140
  Custodian Bank............................................       1,470,698
  Investment Advisory Fee...................................         360,973
  Income Distributions--Common Shares.......................          70,264
  Other Affiliates..........................................          37,366
Trustees' Deferred Compensation and Retirement Plans........       1,079,443
Accrued Expenses............................................         128,508
                                                              --------------
    Total Liabilities.......................................     256,197,392
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)..........     420,336,961
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $  560,535,467
                                                              ==============
NET ASSET VALUE PER COMMON SHARE ($560,535,467 divided by
  44,346,476 shares outstanding)............................  $        12.64
                                                              ==============
NET ASSETS CONSIST OF:
Common Shares ($0.01 par value with an unlimited number of
  shares authorized, 44,346,476 shares issued and
  outstanding)..............................................  $      443,465
Paid in Surplus.............................................     587,902,296
Accumulated Undistributed Net Investment Income.............       2,966,081
Net Unrealized Depreciation.................................     (11,066,959)
Accumulated Net Realized Loss...............................     (19,709,416)
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $  560,535,467
                                                              ==============
PREFERRED SHARES ($0.01 par value, authorized 100,000,000
  shares, 16,800 issued with liquidation preference of
  $25,000 per share)........................................  $  420,000,000
                                                              ==============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $  980,535,467
                                                              ==============

See Notes to Financial Statements                                             31

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 31,868,527
EXPENSES:
Interest and Residual Trust Expenses........................     3,692,276
Investment Advisory Fee.....................................     2,742,957
Preferred Share Maintenance.................................       581,537
Accounting and Administrative Expenses......................        88,522
Professional Fees...........................................        66,038
Reports to Shareholders.....................................        51,140
Custody.....................................................        37,011
Transfer Agent Fees.........................................        20,786
Registration Fees...........................................        11,782
Trustees' Fees and Related Expenses.........................        10,042
Depreciation in Trustees' Deferred Compensation Accounts....      (114,125)
Other.......................................................        19,112
                                                              ------------
    Total Expenses..........................................     7,207,078
    Investment Advisory Fee Reduction.......................       498,719
                                                              ------------
    Net Expenses............................................     6,708,359
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 25,160,168
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ (2,513,778)
  Futures...................................................    (8,630,203)
                                                              ------------
Net Realized Loss...........................................   (11,143,981)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    28,520,286
  End of the Period.........................................   (11,066,959)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (39,587,245)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(50,731,226)
                                                              ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (7,645,757)
                                                              ============
NET DECREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $(33,216,815)
                                                              ============

 32                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

FINANCIAL STATEMENTS continued

Statement of Changes of Net Assets (Unaudited)

                                                               FOR THE
                                                              SIX MONTHS          FOR THE
                                                                ENDED            YEAR ENDED
                                                            APRIL 30, 2008    OCTOBER 31, 2007
                                                            ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.....................................   $ 25,160,168       $ 47,129,088
Net Realized Loss.........................................    (11,143,981)        (7,525,015)
Net Unrealized Depreciation During the Period.............    (39,587,245)       (39,083,573)

Distributions to Preferred Shareholders:
  Net Investment Income...................................     (7,645,757)       (15,295,818)
                                                             ------------       ------------
Change in Net Assets Applicable to Common Shares from
  Operations..............................................    (33,216,815)       (14,775,318)

Distributions to Common Shareholders:
  Net Investment Income...................................    (15,783,753)       (30,955,771)
                                                             ------------       ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  INVESTMENT ACTIVITIES...................................    (49,000,568)       (45,731,089)

FROM CAPITAL TRANSACTIONS:
Value of Common Shares Issued Through Dividend
  Reinvestment............................................         69,760                -0-
Repurchase of Shares......................................     (4,142,411)        (5,489,187)
                                                             ------------       ------------
NET CHANGES IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  CAPITAL TRANSACTIONS....................................     (4,072,651)        (5,489,187)
                                                             ------------       ------------
NET CHANGES IN NET ASSETS APPLICABLE TO COMMON SHARES.....    (53,073,219)       (51,220,276)
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period...................................    613,608,686        664,828,962
                                                             ------------       ------------
End of the Period (Including accumulated undistributed net
  investment income of $2,966,081 and $1,235,423,
  respectively)...........................................   $560,535,467       $613,608,686
                                                             ============       ============

See Notes to Financial Statements                                             33

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

FINANCIAL STATEMENTS continued

Statement of Cash Flows
For the Six Months Ended April 30, 2008 (Unaudited)

CHANGE IN NET ASSETS FROM OPERATIONS (INCLUDING PREFERRED
  SHARE DISTRIBUTIONS)......................................  $ (33,216,815)
                                                              -------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Provided by Operating Activities:
  Purchases of Investments..................................   (402,334,099)
  Proceeds from Sales of Investments........................    387,720,603
  Net Sales of Short-Term Investments.......................      4,015,000
  Amortization of Premium...................................      1,023,739
  Accretion of Discount.....................................     (1,406,648)
  Net Realized Loss on Investments..........................      2,513,778
  Net Change in Unrealized Depreciation on Investments......     40,062,134
  Decrease in Variation Margin on Futures...................      1,289,000
  Increase in Interest Receivables and Other Assets.........       (680,280)
  Increase in Receivable for Investments Sold...............     (3,740,769)
  Increase in Custodian Bank Payable........................      1,470,698
  Decrease in Accrued Expenses and Other Payables...........       (136,424)
  Increase in Investments Purchased Payable.................     51,561,744
                                                              -------------
    Total Adjustments.......................................     81,358,476
                                                              -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................     48,141,661
                                                              -------------
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchased Shares..........................................     (4,363,868)
Dividends Paid (net of reinvested dividends $69,760)........    (15,568,672)
Proceeds from and Repayments of Floating Rate Note
  Obligations...............................................    (28,290,000)
                                                              -------------
NET CASH PROVIDED BY FINANCING ACTIVITIES...................    (48,222,540)
                                                              -------------
NET DECREASE IN CASH........................................        (80,879)
Cash at the Beginning of the Period.........................         80,879
                                                              -------------
CASH AT THE END OF THE PERIOD...............................  $          --
                                                              =============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash Paid During the Period for Interest....................  $   3,692,276
                                                              =============

 34                                            See Notes to Financial Statements

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                              SIX MONTHS
                                                ENDED                    YEAR ENDED OCTOBER 31,
                                              APRIL 30,    --------------------------------------------------
                                                 2008       2007        2006       2005      2004      2003
                                              ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $ 13.73     $ 14.74     $ 14.62    $ 14.86   $ 14.69   $ 14.87
                                               -------     -------     -------    -------   -------   -------
 Net Investment Income.......................     0.57(a)     1.05(a)     0.98(a)    1.01      1.05      1.08
 Net Realized and Unrealized Gain/Loss.......    (1.13)      (1.03)       0.44      (0.14)     0.18     (0.16)
 Common Share Equivalent of Distributions
   Paid to Preferred Shareholders:
   Net Investment Income.....................    (0.17)      (0.34)      (0.30)     (0.21)    (0.10)    (0.10)
   Net Realized Gain.........................      -0-         -0-       (0.01)       -0-       -0-       -0-
                                               -------     -------     -------    -------   -------   -------
Total from Investment Operations.............    (0.73)      (0.32)       1.11       0.66      1.13      0.82
Distributions Paid to Common Shareholders:
   Net Investment Income.....................    (0.36)      (0.69)      (0.73)     (0.90)    (0.96)    (1.00)
   Net Realized Gain.........................      -0-         -0-       (0.26)       -0-       -0-       -0-
                                               -------     -------     -------    -------   -------   -------
NET ASSET VALUE, END OF THE PERIOD...........  $ 12.64     $ 13.73     $ 14.74    $ 14.62   $ 14.86   $ 14.69
                                               =======     =======     =======    =======   =======   =======

Common Share Market Price at End of the
 Period......................................  $ 12.22     $ 12.08     $ 13.10    $ 13.08   $ 14.70   $ 13.90
Total Return(b)..............................    4.13%**    -2.89%       7.86%     -5.06%    13.05%     6.57%
Net Assets Applicable to Common Shares at End
 of the Period (In millions).................  $ 560.5     $ 613.6     $ 664.8    $ 119.6   $ 121.5   $ 120.0
Ratio of Expenses to Average Net Assets
 Applicable to Common Shares (c).............    2.31%       2.25%       1.36%      1.33%     1.46%     1.48%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares (c)......    8.68%       7.33%       6.90%      6.78%     7.14%     7.23%
Portfolio Turnover...........................      32%**       18%         14%        29%       29%       26%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net Assets
    Applicable to Common Shares (c)..........    2.49%       2.40%         N/A        N/A       N/A       N/A
  Ratio of Net Investment Income to Average
    Net Assets Applicable to Common Shares
    (c)......................................    8.51%       7.18%         N/A        N/A       N/A       N/A
SUPPLEMENTAL RATIOS:
Ratio of Expenses (Excluding Interest and
 Residual Trust Expenses) to Average Net
 Assets Applicable to Common Shares (c)......    1.04%       1.06%       1.28%      1.33%     1.46%     1.48%
Ratio of Expenses (Excluding Interest and
 Residual Trust Expenses) to Average Net
 Assets Applicable including Preferred Shares
 (c).........................................    0.60%       0.64%       0.77%      0.80%     0.88%     0.89%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares (d)......    6.04%       4.95%       4.80%      5.40%     6.44%     6.57%
SENIOR SECURITIES:
Total Preferred Shares Outstanding...........   16,800      16,800      16,800      3,200     3,200     3,200
Asset Coverage Per Preferred Share (e).......  $58,385     $61,536     $64,593    $62,369   $62,967   $62,499
Involuntary Liquidating Preference Per
 Preferred Share.............................  $25,000     $25,000     $25,000    $25,000   $25,000   $25,000
Average Market Value Per Preferred Share.....  $25,000     $25,000     $25,000    $25,000   $25,000   $25,000

** Non-annualized

N/A=Not Applicable

(a)Based on average shares outstanding.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

See Notes to Financial Statements                                             35

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Advantage Municipal Income Trust II (the Trust) is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest substantially all of its assets in municipal securities rated investment grade at the time of investment. The Trust commenced investment operations on August 27, 1993.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2008, the Trust had $43,625,634 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Trust adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on April 30, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Trust files tax returns with the U.S. Internal Revenue Service, New York, and various states. Generally, each of the tax years in the four year period ended October 31, 2007, remains subject to examination by taxing authorities.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At October 31, 2007, the Trust had an accumulated capital loss carryforward for tax purposes of $11,050,171, which will expire according to the following schedule.

  AMOUNT                                                                    EXPIRATION
$2,455,675 ............................................................  October 31, 2014
 8,594,496 ............................................................  October 31, 2015

    At April 30, 2008, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $1,023,577,078
                                                              ==============
Gross tax unrealized appreciation...........................  $   28,361,626
Gross tax unrealized depreciation...........................     (31,032,946)
                                                              --------------
Net tax unrealized depreciation on investments..............  $   (2,671,320)
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................  $       -0-
  Tax exempt income.........................................   46,390,623
  Long-term capital gain....................................          -0-
                                                              -----------
                                                              $46,390,623
                                                              ===========

    As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $      -0-
Undistributed tax-exempt income.............................   1,593,762
Undistributed long-term capital gain........................         -0-

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes.

F. FLOATING RATE OBLIGATIONS RELATED TO SECURITIES HELD The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" on the Trust's Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2008, Trust investments with a value of $268,109,756 are held by the dealer trusts and serve as collateral for the $193,463,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2008 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended April 30, 2008 were $216,757,143 and 3.43%, respectively.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets including preferred shares of the Trust. The Adviser has agreed to waive investment advisory fees equal to 0.10% of the average daily net assets including preferred shares of the Trust. During the period ended April 30, 2008, the Adviser waived $498,719 of its advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the six months ended April 30, 2008, the Trust recognized expenses of approximately $31,200, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a Trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2008, the Trust recognized expenses of approximately $50,700 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended April 30, 2008 and for the year ended October 31, 2007, transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2008     OCTOBER 31, 2007
Beginning Shares........................................     44,682,968          45,104,868
Shares Issued Through Dividend Reinvestment.............          5,973                 -0-
Shares Repurchased*.....................................       (342,465)           (421,900)
                                                             ----------          ----------
Ending Shares...........................................     44,346,476          44,682,968
                                                             ==========          ==========

* On February 28, 2007, the Trust commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Trust's shares trade from their net asset value. For the six-months ended April 30, 2008 and the year ended October 31, 2007, the Trust repurchased 342,465 and 421,900, respectively of its shares at an average discount of 9.37% and 7.05%, respectively from net asset value per share. The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes such activity will further the accomplishment of the foregoing objectives, subject to review of the Trustees.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $402,334,099 and $387,720,603, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2008, were as follow:

Outstanding at October 31, 2007.............................   1,289
Futures Opened..............................................   1,277
Futures Closed..............................................  (2,566)
                                                              ------
Outstanding at April 30, 2008...............................     -0-
                                                              ======

B. INTEREST RATE SWAPS The Trust may enter into forward interest rate swap transactions intended to help the Trust manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Trust's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve the Trust's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Trust a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Trust's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Trust may terminate a swap contract prior to the effective date, at which point

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. The Trust intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Trust upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of the Trust with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Trust has an unrealized loss on a swap contract, the Trust has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

C. INVERSE FLOATING RATE SECURITIES The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust's portfolio securities. The use of leverage may also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

6. PREFERRED SHARES

The Trust has outstanding 16,800 Auction Preferred Shares (APS). Series A, Series B, Series C and Series D each contain 1,600 shares, Series E contains 1,400 shares, Series F, Series G, Series H, and Series I each contain 2,000 shares, and Series J contains 1,000 shares. Dividends are cumulative and the dividend rates are generally reset every 7 days for Series A, Series B, Series C, Series D, Series E, Series F, Series J, while Series G, Series H, and Series I are generally reset every 28 days through an auction process. Beginning on February 13, 2008, and continuing through April 30, 2008, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate on APS. The average rate in effect on April 30, 2008 was 3.57%. During the six months ended April 30, 2008, the rates ranged from 2.66% to 5.00%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of April 30, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

    On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

9. SUBSEQUENT EVENT

On June 13, 2008, the Trust announced plans for the partial redemption of its preferred shares. The Trust intends to redeem 20% of each of its Series per the table below. The Board of Trustees previously approved the use of tender option bonds as a replacement source of funding. The Depository Trust Company, the securities' holder of record, will determine how the partial series redemptions will be allocated among each participant broker-dealer account.

                           SERIES                                 DATE
A...........................................................   July 3, 2008
B...........................................................   July 7, 2008
C...........................................................   July 3, 2008
D...........................................................   July 2, 2008
E...........................................................   July 7, 2008
F...........................................................   July 1, 2008
G...........................................................  June 30, 2008
H...........................................................  July 22, 2008
I...........................................................   July 7, 2008
J...........................................................   July 8, 2008

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

BOARD OF TRUSTEES, OFFICERS, AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

JERRY W. MILLER
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43078
Providence, Rhode Island 02940-3078

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Fund, as defined in the investment Company Act of 1940, as amended.

  Van Kampen Advantage Municipal Income Trust II

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisers Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Advantage Municipal Income Trust II

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Advantage Municipal Income Trust II

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                   VKISAN 6/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-03232P-Y04/08

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Advantage
Municipal Income Trust II


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: June 19, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 19, 2008